COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

Contractual Obligations

In connection with our LNG trading activities, we have previously entered into agreements with unrelated third-party LNG merchants pursuant to which we are obligated to purchase one cargo of LNG per quarter through October 2022 at a price based on then-prevailing JKM prices. The volume of each cargo is expected to range from 3.3 to 3.6 million MMBtu, and each cargo will be purchased under DES terms.